Shareholder Report, Holdings (Details) - C000082717	Oct. 31, 2024
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	4.00%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.30%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.80%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.80%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	11.20%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.60%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.60%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	35.40%